Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 35,686	$ 20,029	$ 5,297
Accounts receivable-net	3,152	1,403	1,333
Inventory	25,908	30,552	20,578
Prepaid and other current assets	6,736	5,418	3,017
Total current assets	71,482	57,402	30,225
PROPERTY AND EQUIPMENT-net	140	268	494
GOODWILL AND OTHER INTANGIBLES-net	1,071
OTHER NON-CURRENT ASSETS	135	337	452
TOTAL ASSETS	72,828	58,007	31,171
CURRENT LIABILITIES:
Credit facility	13,640	14,451	3,631
Term loans-current			1,889
Accounts payable	15,453	15,404	7,984
Accrued and other current liabilities	10,880	9,708	4,694
Total current liabilities	39,973	39,563	18,198
OTHER LIABILITIES	8	26	87
TERM LOANS	13,339	13,049	4,732
Total liabilities	53,320	52,638	23,017
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, value
Common stock, value	2	1	1
Additional paid-incapital	117,791	76,348	47,393
Accumulated deficit	(98,351)	(71,020)	(39,197)
Accumulated other comprehensive income	66	40	(43)
Total stockholders' equity	19,508	5,369	8,154
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 72,828	$ 58,007	$ 31,171